Risk Management Policy - Summary of External Credit Ratings (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	₸ 560,850	₸ 435,594
Mandatory cash balances with NBRK	47,110	42,917
Carrying Amount	6,553,522	4,972,778
Investment securities and derivatives	1,379,180	1,077,011
Not Rated
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	5,007	3,151
Investment securities and derivatives	4,803	2,942
Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	30,683	25,668
Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	30,689	25,674
Cost | Due from Banks | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount		823
A- and higher
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	341,639	197,445
Investment securities and derivatives	33,702	558
A- and higher | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	29,652	17,052
BBB+ to BBB-
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	205,881	234,998
Mandatory cash balances with NBRK	47,110	42,917
Investment securities and derivatives	1,336,627	1,071,110
BBB+ to BBB- | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	1,031	7,799
BB+ to B-
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	8,323
Investment securities and derivatives	4,048	₸ 2,401
BB+ to B- | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 6